UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Commodity Index-Linked Structured Notes(a)(b) — 5.8%
Barclays Bank PLC
$1,500,000	(c)	0.147%	08/24/10	$1,611,909
500,000	(c)	0.147	08/24/10	526,678
800,000	(c)	0.147	11/10/10	769,786
10,700,000	(c)	0.147	11/10/10	10,537,243
1,300,000	(c)	0.147	12/13/10	1,292,555
750,000	(c)	0.147	12/14/10	757,718
1,800,000	(d)	0.147	12/14/10	1,702,845
800,000	(c)	0.147	01/24/11	840,012
2,000,000	(c)	0.147	01/24/11	2,056,710
3,000,000	(d)	0.147	01/24/11	3,020,517
1,300,000	(d)	0.147	01/24/11	1,288,014
4,000,000	(c)	0.147	01/31/11	3,958,124
1,900,000	(c)	0.147	01/31/11	1,801,770
3,000,000	(c)	0.147	03/25/11	3,200,796
1,000,000	(c)	0.147	03/25/11	1,051,297
2,000,000	(d)	0.147	03/25/11	2,054,682
Citigroup Funding, Inc.(e)
3,100,000	(d)	0.054	11/26/10	4,123,918
4,000,000	(d)	0.050	12/03/10	3,931,524
3,400,000	(d)	0.054	12/28/10	2,519,992
UBS AG(e)
1,833,000	(d)	0.046	03/25/11	2,005,760
1,035,000	(d)	0.096	03/25/11	1,073,812
500,000	(c)	0.096	03/25/11	555,490
900,000	(c)	0.096	03/25/11	903,744
700,000	(d)	0.096	03/25/11	677,803
1,000,000	(d)	0.099	05/27/11	1,024,960

TOTAL COMMODITY INDEX- LINKED STRUCTURED NOTES				$53,287,659

Shares	Description	Value
Exchange Traded Fund — 3.2%
698,568	iShares MSCI Emerging Markets Index Fund	$29,423,684

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures(f) — 50.9%
FHLB
$150,000,000	0.150%	05/28/10	$149,980,950
FNMA
20,000,000	0.135 (g)	05/19/10	19,997,860
150,000,000	0.200	07/26/10	149,917,800
150,000,000	0.285	09/22/10	149,826,000

			319,741,660

TOTAL AGENCY DEBENTURES			$469,722,610

Shares	Rate	Value
Short-term Investment(b) — 38.9%
JPMorgan U.S. Government Money Market Fund — Capital Shares
358,958,825	0.031%	$358,958,825

TOTAL INVESTMENTS — 98.8%		$911,392,778

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		10,742,299

NET ASSETS — 100.0%		$922,135,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $53,287,659, which represents approximately 5.8% of net assets as of March 31, 2010.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Security is linked to the S&P GSCI Total Return Index (the “GSCI Total Return Index”). The GSCI Total Return Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI Total Return Index currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces and livestock products.
(d) Security is linked to the S&P GSCI Precious Metals Total Return Index (the “GSCI Precious Metals Index”). The GSCI Precious Metals Index represents an unleveraged, long-only investment in commodity futures. The GSCI Precious Metals Index is a part of a series of sub-indices calculated by Standard and Poor’s that represents components of the S&P GSCI from a number of commodity sectors. The GSCI Precious Metals Index comprises gold and silver.
(e) These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.
(f) Interest rate represents the annualized yield on date of purchase.
(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2010, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

		Contract	Expiration	Value on	Current	Unrealized
Counterparty	Currency	Type	Date	Settlement Date	Value	Gain

Societe Generale	British Pound	Purchase	6/16/10	$22,290,835	$22,468,785	$177,950
Societe Generale	Euro	Purchase	6/16/10	1,174,478	1,181,819	7,341

TOTAL						$185,291

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

		Contract	Expiration	Value on	Current	Unrealized
Counterparty	Currency	Type	Date	Settlement Date	Value	Loss

Morgan Stanley Co., Inc.	British Pound	Purchase	6/16/10	$3,155,934	$3,128,565	$(27,369)
Morgan Stanley Co., Inc.	Euro	Purchase	6/16/10	3,248,810	3,207,794	(41,016)
Morgan Stanley Co., Inc.	Japanese Yen	Purchase	6/16/10	2,356,581	2,273,894	(82,687)
Societe Generale	Euro	Purchase	6/16/10	20,285,782	20,090,919	(194,863)
Societe Generale	Japanese Yen	Purchase	6/16/10	21,885,994	20,866,324	(1,019,670)

TOTAL						$(1,365,605)

FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	615	June 2010	$23,681,824	$(84,751)
FTSE 100 Index	296	June 2010	25,201,244	138,131
Russell 2000 Mini Index	(793)	June 2010	(53,694,030)	(39,325)
S&P 500 E-mini Index	2,046	June 2010	119,199,960	1,565,499
TSE TOPIX Index	223	June 2010	23,316,130	1,314,356
10 Year U.S. Treasury Notes	(472)	June 2010	(54,870,000)	187,972

TOTAL				$3,081,882

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$908,607,546

Gross unrealized gain	4,194,512
Gross unrealized loss	(1,409,280)

Net unrealized security gain	$2,785,232

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Commodity Index-Linked Structured Notes(a)(b)(c) — 8.3%
Eksportfinans ASA(d)
$12,800,000	0.000	%(i)	04/30/10	$21,345,562
Morgan Stanley & Co., Inc(e)
10,000,000	0.170		05/10/10	15,575,300
Svensk Exportkredit AB(d)
10,000,000	0.000	(i)	07/01/10	13,643,130

TOTAL COMMODITY INDEX-LINKED STRUCTURED NOTES				$50,563,992

Mortgage-Backed Obligations — 11.5%
Adjustable Rate Non-Agency(b) — 1.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$212,578	3.175		04/25/35	$184,707
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
245,782	3.059		04/25/34	219,964
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
472,205	3.563		04/20/35	426,758
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
284,611	3.527		11/20/34	233,571
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
111,593	3.007		12/25/34	104,792
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1
3,155,514	5.737		11/25/37	2,155,518
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
426,055	2.915		05/25/34	391,838
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
178,053	2.582		09/25/34	155,773
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
459,841	3.080		06/25/34	427,834
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
2,326,963	0.566		08/25/45	1,772,148

				6,072,903

Collateralized Mortgage Obligations — 1.9%
Regular Floater(a)(b)(f) — 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
961,138	0.798		02/25/48	963,998

Sequential Fixed Rate — 1.8%
FDIC Structured Sale Guaranteed Notes Series 2010 A-1(a)(f)(g)
1,000,000	0.000		10/25/11	983,895

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Series 2009-70, Class AL
$9,380,303	5.000%	08/25/19	$9,921,327

			10,905,222

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$11,869,220

Federal Agencies — 8.6%
Adjustable Rate FHLMC(b) — 0.6%
$3,179,028	3.248%	01/01/37	$3,304,508

FHLMC — 4.5%
2,894	5.000	09/01/16	3,088
35,601	5.000	11/01/16	37,989
8,252	5.000	12/01/16	8,806
117,822	5.000	01/01/17	125,641
205,440	5.000	02/01/17	218,952
155,526	5.000	03/01/17	165,755
287,207	5.000	04/01/17	306,098
6,921	5.000	05/01/17	7,377
4,389	5.000	06/01/17	4,678
12,667	5.000	08/01/17	13,500
719,111	5.000	09/01/17	766,411
2,160,130	5.000	10/01/17	2,302,214
2,009,310	5.000	11/01/17	2,141,473
530,657	5.000	12/01/17	565,561
3,151,842	5.000	01/01/18	3,367,214
3,025,271	5.000	02/01/18	3,232,585
7,436,255	5.000	03/01/18	7,945,862
1,180,994	5.000	04/01/18	1,261,880
800,789	5.000	05/01/18	855,677
187,107	5.000	06/01/18	199,897
176,244	5.000	07/01/18	188,325
105,656	5.000	08/01/18	112,847
71,113	5.000	09/01/18	75,988
250,006	5.000	10/01/18	267,142
273,787	5.000	11/01/18	292,553
192,442	5.000	12/01/18	205,633
130,212	5.000	01/01/19	139,115
23,193	5.000	02/01/19	24,749
33,720	5.000	03/01/19	35,982
1,370,254	5.500	01/01/20	1,479,964
594,472	5.500	05/01/20	642,069
523,650	5.500	07/01/20	565,576

			27,560,601

FNMA — 3.5%
1,092,611	4.000	08/01/13	1,119,559
130,133	4.000	10/01/13	133,427
161,066	4.000	05/01/14	165,445
970,443	4.000	06/01/14	997,041
754,846	4.000	12/01/14	776,366
983,971	4.000	02/01/15	1,012,164
1,666,174	4.000	03/01/15	1,714,143
1,947,111	5.000	05/01/17	2,075,685
736,912	5.000	01/01/18	785,572
264,146	5.000	03/01/18	282,118
1,587,109	5.000	04/01/18	1,695,087
969,346	5.000	05/01/18	1,035,295

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — (continued)
FNMA — (continued)
$1,245,294	5.000%	10/01/18	$1,330,018
6,620	5.000	09/01/19	7,063
45,266	5.000	01/01/20	48,292
7,010,854	5.500	06/01/20	7,575,186
39,226	4.500	04/01/23	40,802
68,657	4.500	11/01/23	71,415
379,396	5.000	03/01/38	391,835
358,464	5.000	04/01/38	370,255

			21,626,768

TOTAL FEDERAL AGENCIES			$52,491,877

TOTAL MORTGAGE-BACKED OBLIGATIONS			$70,434,001

Agency Debentures — 6.5%
FHLB
$12,000,000	1.375%	05/16/11	$12,108,593
2,800,000	1.750	08/22/12	2,823,879
FNMA
15,100,000	2.000	04/01/11	15,100,000
6,000,000	2.050	04/01/11	6,000,000
3,700,000	1.750	04/15/11	3,702,090

TOTAL AGENCY DEBENTURES			$39,734,562

Asset-Backed Securities — 0.9%
Automobiles & Components — 0.5%
Bank of America Auto Trust Series 2009-1A, Class A2(a)
$3,256,207	1.700%	12/15/11	$3,267,190

Home Equity — 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
532,222	1.246	10/25/37	488,442
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
430,000	1.496	10/25/37	185,713
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
800,000	1.696	10/25/37	316,254
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
223,744	7.000	09/25/37	131,973
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
260,577	7.000	09/25/37	123,967
HFC Home Equity Loan Asset-Backed Certificates Series 2007-3, Class APT(b)
1,054,747	1.440	11/20/36	915,663

			2,162,012

TOTAL ASSET-BACKED SECURITIES			$5,429,202

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations(f) — 7.3%
Citibank NA
$11,000,000	1.375%		08/10/11	$11,092,100
Citigroup Funding, Inc.
7,400,000	0.579	(b)	04/30/12	7,451,378
1,800,000	1.875		10/22/12	1,813,129
General Electric Capital Corp.
4,300,000	0.300	(b)	07/08/10	4,301,217
2,200,000	0.456	(b)	03/12/12	2,208,701
7,400,000	0.422	(b)	06/01/12	7,427,676
7,800,000	2.625		12/28/12	8,002,176
U.S. Central Federal Credit Union
1,400,000	1.250		10/19/11	1,408,385
1,100,000	1.900		10/19/12	1,110,136

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$44,814,898

U.S. Treasury Obligations — 20.6%
United States Treasury Bill(g)
$80,000,000	0.000%		03/10/11	$79,706,543
United States Treasury Inflation-Protected Security(h)
24,700,000	0.875		04/15/10	28,258,471
United States Treasury Notes
3,200,000	1.000		03/31/12	3,198,368
1,400,000	2.500		03/31/15	1,396,010
13,500,000	3.250		05/31/16	13,672,125
United States Treasury Principal-Only STRIPS(g)
700,000	0.000		11/15/26	318,206

TOTAL U.S. TREASURY OBLIGATIONS				$126,549,723

Shares	Rate	Value
Short-term Investment(b) — 22.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
138,791,318	0.031%	$138,791,318

TOTAL INVESTMENTS — 77.7%		$476,317,695

OTHER ASSETS IN EXCESS OF LIABILITIES — 22.3%		136,723,164

NET ASSETS — 100.0%		$613,040,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $56,769,484, which represents approximately 9.3% of net assets as of March 31, 2010.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)

(d) Security is linked to the MLCX— Enhanced Benchmark B04 Total Return Index (the “MLCX”). The MLCX is fully collateralized because it combines the returns of the Index with the returns on cash collateral invested in U.S. Treasury Bills. The Index is a composite of commodity sector returns which is comprised of futures contracts. Futures contracts track the returns of rolling commodities. The MLCX currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural products and livestock products.
(e) Security is linked to the S&P GSCI Total Return Index (the “GSCI Total Return Index”). The GSCI Total Return Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI Total Return Index currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.
(f) This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $46,762,791, which represents approximately 7.6% of net assets as of March 31, 2010.
(g) Issued with zero coupon. Income is recognized through the accretion of discount.
(h) A portion of this security is segregated as collateral for initial margin requirements on futures transactions
(i) Interest rate derived from LIBOR minus a predetermined amount. Interest rate reflects minimum interest rate as of March 31, 2010.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Inter Bank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND
Consolidated Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At March 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(5)	September 2010	$(1,243,312)	$(11,120)
Eurodollars	(3)	December 2010	(743,775)	(2,110)
U.S. Treasury Bonds	21	June 2010	2,438,625	(6,100)
2 Year U.S. Treasury Notes	(245)	June 2010	(53,153,516)	(33,274)
5 Year U.S. Treasury Notes	(37)	June 2010	(4,249,219)	21,954
10 Year U.S. Treasury Notes	(86)	June 2010	(9,997,500)	58,093

TOTAL				$27,443

SWAP CONTRACTS — At March 31, 2010, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments made
	Amount	Termination	received by	made by	Market	(received) by	Unrealized
Swap Counterparty	(000’s)(a)	Date	the Fund	the Fund	Value	the Fund	Gain (Loss)

Citibank, NA	$5,300	06/16/17	3 month LIBOR	3.250%	$(60,926)	$(64,217)	$3,291
Credit Suisse International	3,300	06/16/17	3.250%	3 month LIBOR	5,817	23,925	(18,108)
Deutsche Bank AG	6,100	06/16/17	3 month LIBOR	3.250	(62,249)	(69,973)	7,724

TOTAL					(117,358)	(110,265)	$(7,093)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2010.
TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES(a)

		Notional
		Amount	Rate Paid by the	Termination	Market
Swap Counterparty	Reference Obligation	(000’s)	Fund	Date	Value(b)

UBS AG	S&P GSCI Total Return Index	$419,005	0.220%	01/20/11	$—
		56,543	0.200%	01/20/11	—
		28,414	0.380%	01/20/11	—

TOTAL					$—

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b) There are no upfront payments on the swap contracts listed above, therefore the unrealized gains on the swap contracts are equal to their market value.
TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$459,317,599

Gross unrealized gain	19,950,195
Gross unrealized loss	(2,950,099)

Net unrealized security gain	$17,000,096

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 96.2%
Australia — 14.3%
4,490,359	Challenger Diversified Property Group (REIT) (Diversified)	$2,157,807
11,138,463	Dexus Property Group (REIT) (Diversified)	8,268,786
12,286,520	ING Office Fund (Office)	6,578,723
29,937,384	Macquarie Office Trust (REIT) (Office)	7,816,647
273,845	Stockland (REIT) (Diversified)	1,000,375
2,268,302	Westfield Group (REIT) (Retail)	25,064,897

		50,887,235

Austria — 1.7%
964,214	Atrium European Real Estate Ltd. (Retail)(a)	6,174,987

Brazil — 1.5%
505,745	Agre Empreendimentos Imobiliarios SA (Residential)*	1,905,413
193,578	Multiplan Empreendimentos Imobiliarios SA (Retail)	3,241,630

		5,147,043

Canada — 5.4%
270,200	Allied Properties Real Estate Investment Trust (REIT) (Office)	5,400,541
638,300	Chartwell Seniors Housing Real Estate Investment Trust (REIT) (Healthcare)	4,556,368
998,100	InnVest Real Estate Investment Trust (REIT) (Hotels)	5,837,359
187,200	RioCan Real Estate Investment Trust (REIT) (Retail)	3,406,150

		19,200,418

China — 6.3%
2,852,000	China Overseas Land & Investment Ltd. Class H (Diversified)	6,428,345
1,086,000	China Resources Land Ltd. Class H (Diversified)	2,355,194
4,959,000	Shimao Property Holdings Ltd. Class H (Diversified)	9,096,832
8,897,500	Shui On Land Ltd. Class H (Diversified)	4,538,682

		22,419,053

Finland — 0.6%
553,985	Citycon Oyj (Retail)	2,204,151

France — 10.8%
32,454	ICADE (REIT) (Diversified)	3,617,416
113,875	Nexity (Residential)	4,475,213
65,418	Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT) (Office)	8,262,659
109,401	Unibail-Rodamco SE (REIT) (Diversified)	22,148,160

		38,503,448

Hong Kong — 20.0%
1,949,000	Henderson Land Development Co. Ltd. (Diversified)	13,700,542
1,787,000	Hongkong Land Holdings Ltd. (Office)	9,047,102
2,013,500	Kerry Properties Ltd. (Diversified)	10,784,208
1,557,000	Sun Hung Kai Properties Ltd. (Diversified)	23,364,333

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
503,000	Swire Pacific Ltd. Class A (Diversified)	$6,045,913
1,431,000	The Wharf Holdings Ltd. (Diversified)	8,051,107

		70,993,205

Japan — 15.2%
426	BLife Investment Corp. (REIT) (Residential)	1,854,137
1,120,000	Daikyo, Inc. (Residential)*	2,185,889
296	Fukuoka REIT Corp. (REIT) (Retail)	1,579,609
325	Japan Excellent, Inc. (REIT) (Office)	1,551,619
685	Japan Real Estate Investment Corp. (REIT) (Office)	5,844,830
1,052,000	Mitsubishi Estate Co. Ltd. (Diversified)	17,241,130
536,000	Mitsui Fudosan Co. Ltd. (Office)	9,123,174
577,000	Sumitomo Realty & Development Co. Ltd. (Office)	11,010,233
665	Tokyu REIT, Inc. (REIT) (Office)	3,501,140

		53,891,761

Netherlands — 2.7%
24,018	Corio NV (REIT) (Retail)	1,602,841
359,694	ProLogis European Properties (Industrial)*(a)	2,531,508
291,350	VastNed Offices/Industrial NV (REIT) (Office)	5,292,977

		9,427,326

Norway — 1.7%
2,975,276	Norwegian Property ASA (Diversified)*	6,210,880

Singapore — 6.2%
1,875,000	Allgreen Properties Ltd. (Diversified)	1,590,765
2,985,466	Ascendas Real Estate Investment Trust (REIT) (Industrial)	4,093,278
5,738,000	CapitaLand Ltd. (Residential)	16,245,839

		21,929,882

Sweden — 1.2%
417,090	Hufvudstaden AB Class A (Diversified)(a)	3,566,745
29,702	Wihlborgs Fastigheter AB (Diversified)	627,623

		4,194,368

United Kingdom — 8.6%
212,788	Derwent London PLC (REIT) (Office)	4,413,104
1,503,884	Great Portland Estates PLC (REIT) (Office)	7,189,436
1,206,786	Hammerson PLC (REIT) (Retail)	7,201,377
312,998	Land Securities Group PLC (REIT) (Diversified)	3,218,401
2,250,940	Metric Property Investments plc (REIT) (Retail)*	3,501,197
841,702	Safestore Holdings plc (Industrial)	1,833,610
128,431	The Berkeley Group Holdings PLC (Residential)*	1,587,442
199,671	The British Land Co. PLC (REIT) (Diversified)	1,455,404

		30,399,971

TOTAL COMMON STOCKS		$341,583,728

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2010 (Unaudited)

Shares	Rate	Value
Short-term Investment(b) — 1.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
5,502,542	0.031%	$5,502,542

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$347,086,270

Securities Lending Reinvestment Vehicle(b)(c) — 1.2%
Boston Global Investment Trust — Enhanced Portfolio
4,215,063	0.078%	$4,210,848

TOTAL INVESTMENTS — 99.0%		$351,297,118

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,645,505

NET ASSETS — 100.0%		$354,942,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(c) Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$358,547,845

Gross unrealized gain	55,956,761
Gross unrealized loss	(63,207,488)

Net unrealized security loss	$(7,250,727)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Commercial — 33.4%
286,278	Alexandria Real Estate Equities, Inc. (REIT)(a)	$19,352,393
424,158	AMB Property Corp. (REIT)	11,554,064
489,867	Boston Properties, Inc. (REIT)	36,955,566
408,096	Digital Realty Trust, Inc. (REIT)(a)	22,118,803
774,367	Douglas Emmett, Inc. (REIT)	11,902,021
376,056	Kilroy Realty Corp. (REIT)	11,597,567
524,111	Liberty Property Trust (REIT)	17,788,327
748,505	ProLogis (REIT)	9,880,266
163,495	PS Business Parks, Inc. (REIT)	8,730,633
161,203	SL Green Realty Corp. (REIT)	9,232,096
557,911	Vornado Realty Trust (REIT)(a)	42,233,863

		201,345,599

Health Care — 11.3%
466,505	HCP, Inc. (REIT)	15,394,665
618,225	Nationwide Health Properties, Inc. (REIT)	21,730,609
655,249	Ventas, Inc. (REIT)	31,111,222

		68,236,496

Leisure — 8.0%
226,569	Gaylord Entertainment Co.*	6,636,206
1,010,635	Hersha Hospitality Trust (REIT)	5,235,089
1,991,495	Host Hotels & Resorts, Inc. (REIT)	29,175,402
476,383	InterContinental Hotels Group PLC ADR	7,450,630

		48,497,327

Multifamily — 14.8%
493,074	American Campus Communities, Inc. (REIT)	13,638,427
710,420	Apartment Investment & Management Co. Class A (REIT)	13,078,832
325,835	AvalonBay Communities, Inc. (REIT)	28,135,852
202,152	Essex Property Trust, Inc. (REIT)	18,183,572
276,877	Post Properties, Inc. (REIT)	6,096,832
566,282	UDR, Inc. (REIT)	9,989,215

		89,122,730

Other — 0.8%
112,503	Entertainment Properties Trust (REIT)	4,627,248

Retail — 21.5%
401,194	Acadia Realty Trust (REIT)	7,165,325
333,044	Developers Diversified Realty Corp. (REIT)	4,053,146
271,190	General Growth Properties, Inc. (REIT)	4,363,447
1,332,232	Kimco Realty Corp. (REIT)	20,836,108
422,760	Regency Centers Corp. (REIT)	15,840,817
418,623	Retail Opportunity Investments Corp.*	4,236,465
876,451	Simon Property Group, Inc. (REIT)	73,534,239

		130,029,547

Self Storage — 7.4%
482,261	Public Storage, Inc. (REIT)	44,363,190

TOTAL COMMON STOCKS		$586,222,137

Shares	Rate	Value
Short-term Investment(b) — 2.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
14,501,150	0.031%	$14,501,150

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$600,723,287

Securities Lending Reinvestment Vehicle(b)(c) — 2.7%
Boston Global Investment Trust — Enhanced Portfolio
16,427,538	0.078%	$16,411,110

TOTAL INVESTMENTS — 102.3%		$617,134,397

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(13,808,724)

NET ASSETS — 100.0%		$603,325,673

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.
(c) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
March 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At March 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$520,327,077

Gross unrealized gain	97,862,504
Gross unrealized loss	(1,055,184)

Net unrealized security gain	$96,807,320

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Basis For Consolidation For The Commodity Strategy Fund — Goldman Sachs Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 2, 2009 and is currently a wholly-owned subsidiary of the Commodity Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 17, 2009, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary.
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of March 31, 2010:
Absolute Return Tracker

	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$53,287,659	$—
Common Stock and/or Other Equity Investments	29,423,684	—	—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	—	469,722,610	—
Short-term Investment	358,958,825	—	—
Derivatives	3,205,958	185,291	—

Total	$391,588,467	$523,195,560	$—

Liabilities
Derivatives	$(124,076)	$(1,365,605)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Commodity Strategy

	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$50,563,992	$—
Mortgage-Backed Obligations	—	70,434,001	—
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	126,549,723	39,734,562	—
Asset-Backed Securities	—	5,429,202	—
Government Guarantee Obligations	—	44,814,898	—
Short-term Investment	138,791,318	—	—
Derivatives	80,047	5,817	—

Total	$265,421,088	$210,982,472	$—

Liabilities
Derivatives	$(52,604)	$(123,175)	$—

International Real Estate Securities

	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$24,347,463	$317,236,265	(a)	$—
Securities Lending Reinvestment Vehicle	—	4,210,848		—
Short-term Investment	5,502,542	—		—

Total	$29,850,005	$321,447,113		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Real Estate Securities

	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$586,222,137	$—	$—
Securities Lending Reinvestment Vehicle	—	16,411,110	—
Short-term Investment	14,501,150	—	—

Total	$600,723,287	$16,411,110	$—

Commodity Index-Linked Structured Notes — The Absolute Return Tracker and Commodity Strategy Funds may invest in structured notes whose values are based on the price movements of a commodity index. Commodity index-linked structured notes are valued daily by the issuing counterparties under procedures approved by the trustees. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These structured notes are subject to prepayment, credit and interest rate risks. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The Funds have the option to request prepayment from the issuer at any time. Interim payments received are recorded as net realized gains, and at maturity, or when a structured note is sold, the Funds record a realized gain or loss.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of March 31, 2010. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

		Derivative	Derivative
Fund	Risk	Assets	Liabilities

Absolute Return Tracker	Equity	$3,017,986	$(124,076)
	Interest rate	187,972	—
	Currency	185,291	(1,365,605)

Total		$3,391,249	$(1,489,681)

Commodity Strategy	Interest rate	$85,864	$(175,779)

Mortgage-Backed and Asset-Backed Securities — The Funds (except the Absolute Return Tracker Fund) may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity.
Treasury Inflation-Protected Securities —The Funds may invest in treasury inflation-protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhance Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act, as amended (the “Act”) and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
March 31, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	May 28, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 28, 2010

* Print the name and title of each signing officer under his or her signature.